UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Simms Capital Management, Inc.
Address: 55 Railroad Avenue

         Greenwich, CT  06830

13F File Number:  28-05860

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arthur O. Poltrack
Title:     Chief Financial Officer
Phone:     203-861-8565

Signature, Place, and Date of Signing:

     Arthur O. Poltrack     Greenwich, CT     April 22, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     61

Form13F Information Table Value Total:     $1,474,964 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADECCO SA ADR                  SPONSORED ADR    006754105    32147  2009137 SH       SOLE    0             2009137        0        0
AEGON NV                       ORD AMER REG     007924103    29578  1210231 SH       SOLE    0             1210231        0        0
AFFIL COMPUTER                 COM              008190100    22988   409732 SH       SOLE    0              409732        0        0
AHOLD NV-ADR                   SPONSORED ADR    500467303    37593  1437048 SH       SOLE    0             1437048        0        0
AKZO NOBEL NV                  SPONSORED ADR    010199305    33111   705556 SH       SOLE    0              705556        0        0
ALCON INC.                     COM              H01301102    28246   834457 SH       SOLE    0              834457        0        0
ALTRAN TECHNOLOGIES - SP       COM              02209U108     8659  1601824 SH       SOLE    0             1601824        0        0
AVENTIS SA                     SPONSORED ADR    053561106    35038   509644 SH       SOLE    0              509644        0        0
AXA-SPON ADR                   SPONSORED ADR    054536107    31287  1393636 SH       SOLE    0             1393636        0        0
BED BATH&BEYOND                COM              075896100    26717   791670 SH       SOLE    0              791670        0        0
BEST BUY                       COM              086516101    23918   302054 SH       SOLE    0              302054        0        0
BUSINESS OBJECTS SA ADR        SPONSORED ADR    12328X107    46570  1059418 SH       SOLE    0             1059418        0        0
CANON INC ADR                  SPONSORED ADR    138006309    27890   750756 SH       SOLE    0              750756        0        0
CELLTECH GROUP PLC             SPONSORED ADR    151158102    32425  1757520 SH       SOLE    0             1757520        0        0
CENTERSPAN COMMUNICATIONS      COM              152012100     1693   235150 SH       SOLE    0              235150        0        0
CITIGROUP INC                  COM              172967101    17953   362429 SH       SOLE    0              362429        0        0
CONCORD EFS                    COM              206197105    32983   992278 SH       SOLE    0              992278        0        0
CONSUMER PORTFOLIO SVCS INC    COM              210502100      578   305000 SH       SOLE    0              305000        0        0
DASSAULT SYS AD                SPONSORED ADR    237545108    26062   529304 SH       SOLE    0              529304        0        0
DELL COMPUTER                  COM              247025109    20064   768568 SH       SOLE    0              768568        0        0
ELECTR DATA SYS                COM              285661104    17674   304866 SH       SOLE    0              304866        0        0
FAMLY DOLLR STR                COM              307000109    12276   366387 SH       SOLE    0              366387        0        0
FANNIE MAE                     COM              313586109    20880   261367 SH       SOLE    0              261367        0        0
FRESENIUS MED                  COM              358029106    38880  1929530 SH       SOLE    0             1929530        0        0
GENL ELECTRIC                  COM              369604103    21943   585937 SH       SOLE    0              585937        0        0
HARLEY DAVIDSON                COM              412822108    21633   392458 SH       SOLE    0              392458        0        0
ING GROEP N.V.                 SPONSORED ADR    456837103    19546   726324 SH       SOLE    0              726324        0        0
INTEL CORP                     COM              458140100    19818   651692 SH       SOLE    0              651692        0        0
JOHNSON & JOHNS                COM              478160104    29124   448372 SH       SOLE    0              448372        0        0
JOHNSON ELECTRIC ADR           SPONSORED ADR    479087207    25802  1852888 SH       SOLE    0             1852888        0        0
KONINKLIJKE PHILIPS ELECT      COM              500472303      421    13921 SH       SOLE    0               13921        0        0
KOREA TELECOM CORP ADR         SPONSORED ADR    50063P103    23036   960590 SH       SOLE    0              960590        0        0
LOWES COS                      COM              548661107    29282   673215 SH       SOLE    0              673215        0        0
LUXOTTICA ADS                  SPONSORED ADR    55068R202    35848  1849721 SH       SOLE    0             1849721        0        0
MBNA CORP                      COM              55262L100    26976   699228 SH       SOLE    0              699228        0        0
MICROSOFT CORP                 COM              594918104    29276   485647 SH       SOLE    0              485647        0        0
NOKIA ADR A                    SPONSORED ADR    654902204    30526  1471814 SH       SOLE    0             1471814        0        0
NTT DOCOMO INC                 COM              62942M201    32183   470541 SH       SOLE    0              470541        0        0
NVIDIA CORP                    COM              67066G104     8809   198415 SH       SOLE    0              198415        0        0
OMNICOM GROUP                  COM              681919106    27310   289347 SH       SOLE    0              289347        0        0
PERNOD RICARD                  COM              714264108    17213   875260 SH       SOLE    0              875260        0        0
PFIZER INC                     COM              717081103    24180   608349 SH       SOLE    0              608349        0        0
PRUDENTIAL FINANCIAL           COM              744320102     5341   172000 SH       SOLE    0              172000        0        0
QUEST DIAGNOSTICS              COM              74834L100    18674   225328 SH       SOLE    0              225328        0        0
REUNION INDS INC               COM              761312107      125   219700 SH       SOLE    0              219700        0        0
SAP AG ADR                     SPONSORED ADR    803054204    46033  1237396 SH       SOLE    0             1237396        0        0
SEATTLE FILMWOR                COM              71940B109      637  1874900 SH       SOLE    0             1874900        0        0
SMITH & NEPHEW PLC             SPDN ADR NEW     83175M205    37075   631061 SH       SOLE    0              631061        0        0
STAPLES                        COM              855030102    11460   573738 SH       SOLE    0              573738        0        0
STMICROELECTRNC                COM              861012102    38409  1132391 SH       SOLE    0             1132391        0        0
STRYKER CORP                   COM              863667101    19962   331021 SH       SOLE    0              331021        0        0
TARGET CORP                    COM              87612E106    16061   372535 SH       SOLE    0              372535        0        0
TENET HEALTHCAR                COM              88033G100    22986   343060 SH       SOLE    0              343060        0        0
TERRA NETWORKS                 COM              88100W103    17570  2255436 SH       SOLE    0             2255436        0        0
TEVA PHARMACEUTICAL ADR        SPONSORED ADR    881624209    25808   472061 SH       SOLE    0              472061        0        0
TPG N.V.                       SPONSORED ADR    892339102    37343  1769832 SH       SOLE    0             1769832        0        0
TYCO INTL LTD                  COM              902124106    24494   757616 SH       SOLE    0              757616        0        0
UNITED HEALTH GROUP            COM              91324P102    27462   359511 SH       SOLE    0              359511        0        0
VODAFONE AIRTOUCH PLC          SPONSORED ADR    92857W100    30527  1656378 SH       SOLE    0             1656378        0        0
WAL-MART DE MEXICO SP ADR      SPONSORED ADR    93114W107    26803   822283 SH       SOLE    0              822283        0        0
WPP GROUP PLC                  SPON ADR NEW     929309300    40058   709488 SH       SOLE    0              709488        0        0